Dec 31, 2011 Note 10 - Stockholders' Equity	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 10 - Stockholders' Equity [Abstract]
Dec 31, 2011 Note 10 - Stockholders' Equity

NOTE 10 – STOCKHOLDERS’ EQUITY

Options and Warrants

During the years ended December 31, 2011 and 2010, the Company granted -0- and -0- warrants for services, respectively.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $12,997 and $52,712 related to warrants that vested, respectively.

During the years ended December 31, 2011 and 2010, the Company granted $0 and 700,000, respectively previously expired options to a consultant. The fair value of the options granted was estimated on the date granted using the Black-Scholes pricing model, with the following assumptions used for the valuation: risk-free interest rate of 0.97%, expected dividend yield of zero, expected lives of one and one half years and expected volatility of 196.7%.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $195,709 and $585,101 related to options that vested during the years, respectively.

In April 2007, the Company’s shareholders approved its 2006 Long-Term Incentive Plan (“the Plan”).   Under the plan, the Company may issue up to 10,000,000 shares of both Incentive Stock Options to employees only and Non-Qualified Stock Options to employees and consultants at its discretion.  As of December 31, 2011 the Company has a total of 4,520,000 options issued under the plan.

A summary of the status of the options and warrants granted at December 31, 2011 and 2010, and changes during the years then ended is presented below:

	December 31,		December 31,
	2011		2010
		Weighted-Average		Weighted-Average
	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	5,870,000	$0.52	5,170,000	$0.57
Granted	-	-	700,000	0.13
Exercised	(1,177,983)	0.15	-	-
Expired or cancelled	(1,872,017)	0.43	-	-
Outstanding at end of year	2,820,000	0.73	5,870,000	0.52

Exercisable	2,820,000	$0.73	4,750,000	$0.48

A summary of the status of the options and warrants outstanding at December 31, 2011 is presented below:

Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Number Exercisable	Weighted-Average Exercise Price
$0.01-0.50	200,000	2.78 years	200,000	$0.38
$0.51-0.75	1,580,000	.88 years	1,580,000	0.63
$0.76-1.00	1,040,000	.86 years	1,040,000	0.94

$0.01-1.00	2,820,000	1.0 years	2,820,000	$0.73

Common Stock

On November 16, 2009 the Company issued 100,000 shares of common stock in the Company’s name as partial collateral for the note payable.  These shares were cancelled in 2010 upon the repayment of the note payable.

An officer of the Company, resigned effective January 15, 2010.  Under mutual agreement, the officer surrendered 600,000 shares of the Company’s common stock acquired by him in a prior merger.

On January 5, 2010 the Company issued 20,000 shares of common stock for legal services valued at $7,500. On September 22, 2010 the Company issued 137,500 shares of common stock in the Company’s for consulting services valued at $25,625. On December 31, 2010 the Company issued 74,654 shares of common stock in the Company’s for legal and consulting services valued at $11,198.

On May 20, 2011, the Company issued an aggregate of 300,000 shares of its common stock in consideration of the capital contribution of $150,000 and 700,000 shares of its common stock in consideration of the capital contribution of $87,500 upon the exercise of a warrant.

On May 20, 2011, the Company issued an aggregate of 377,983 shares of its common stock upon the cashless exercise of warrants issued for services.